UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     November 2, 2001


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value total: $237,144 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      334    20800 SH       SOLE                    20800
Abbott Laboratories Corp.      COM              002824100      242     4665 SH       SOLE                     4665
AmSouth Bancorporation         COM              032165102     1226    67834 SH       SOLE                    62834              5000
American Express Co.           COM              025816109      890    30641 SH       SOLE                    30641
American Home Products Corp.   COM              026609107      516     8852 SH       SOLE                     8852
American International Group I COM              026874107     9480   121532 SH       SOLE                   120259              1273
American Retirement Corp.      COM              028913101      301    83625 SH       SOLE                    83625
Amgen Inc.                     COM              031162100     5201    88500 SH       SOLE                    88500
Anheuser-Busch Companies, Inc. COM              035229103     1009    24092 SH       SOLE                    24092
Apache Corp.                   COM              037411105      653    15175 SH       SOLE                    15175
Automatic Data Processing Inc. COM              053015103     3843    81700 SH       SOLE                    81700
BP Amoco LP                    COM              055622104      896    18223 SH       SOLE                    18223
Baker Hughes, Inc.             COM              057224107      387    13365 SH       SOLE                    10665              2700
BankAmerica Corp.              COM              060505104      600    10273 SH       SOLE                    10273
Baxter International Inc.      COM              071813109      625    11360 SH       SOLE                     9160              2200
BellSouth Corp.                COM              079860102      630    15167 SH       SOLE                    15167
Berkshire Hathaway Class B     COM              084670207     3702     1589 SH       SOLE                     1571                18
Berkshire Hathaway Inc.        COM              084670108     1820       26 SH       SOLE                       24                 2
Biomet Inc.                    COM              090613100     2403    82157 SH       SOLE                    82157
Bristol Myers- Squibb Co.      COM              110122108      312     5614 SH       SOLE                     5614
CSX Corp.                      COM              126408103      229     7274 SH       SOLE                     7274
CVS Corp.                      COM              126650100     1216    36630 SH       SOLE                    35480              1150
Cardinal Health Inc.           COM              14149Y108      297     4020 SH       SOLE                     3820               200
Central Parking Corp.          COM              154785109     2076   148426 SH       SOLE                   142826              5600
Chaus                          COM              162510200        9    14536 SH       SOLE                    14536
Chevron Corp.                  COM              166751107      230     2718 SH       SOLE                     2718
Cigna Corp.                    COM              125509109      207     2500 SH       SOLE                     2500
Cisco Systems, Inc.            COM              17275R102     3923   322112 SH       SOLE                   303978             18134
Citigroup, Inc                 COM              172967101      826    20407 SH       SOLE                    20407
Coca Cola Co.                  COM              191216100     2028    43277 SH       SOLE                    43277
Compaq Computer Corp.          COM              204493100      243    29193 SH       SOLE                    29193
Conoco Inc.                    COM              208251306     2791   109750 SH       SOLE                   109450               300
Dell Computer Corp.            COM              247025109      247    13325 SH       SOLE                    13325
Dollar General Corp.           COM              256669102      133    11353 SH       SOLE                    10853               500
Dover Corp.                    COM              260003108      271     9000 SH       SOLE                     9000
Duke Power Co.                 COM              264399106     2205    58254 SH       SOLE                    58254
Eaton Corp.                    COM              278058102      201     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109     2504    60256 SH       SOLE                    58606              1650
Electronic Data Systems Corp.  COM              285661104      352     6120 SH       SOLE                     6120
Eli Lilly & Co.                COM              532457108      505     6260 SH       SOLE                     4260              2000
Exxon - Mobil                  COM              30231G102     6859   174075 SH       SOLE                   171075              3000
Federal Express Corp.          COM              31428X106     1118    30425 SH       SOLE                    28225              2200
Federal National Mortgage Assn COM              313586109     4226    52780 SH       SOLE                    50080              2700
First Data Corp.               COM              319963104      306     5256 SH       SOLE                     5256
General Electric Co.           COM              369604103     9991   268572 SH       SOLE                   261072              7500
HCA Inc.                       COM              404119109    32444   732208 SH       SOLE                   729958              2250
Halliburton Co.                COM              406216101      827    36675 SH       SOLE                    36675
HealthStream Inc.              COM              42222n103      106    91700 SH       SOLE                    91700
Hewlett Packard Co.            COM              428236103      324    20165 SH       SOLE                    20165
Home Depot Inc.                COM              437076102    10071   262481 SH       SOLE                   254181              8300
Honeywell International, Inc.  COM              438516106     1244    47128 SH       SOLE                    46828               300
Intel Corp.                    COM              458140100     8742   427694 SH       SOLE                   414694             13000
International Business Machine COM              459200101     5990    65311 SH       SOLE                    65311
J. P. Morgan Chase & Co. Inc.  COM              616880100      349    10228 SH       SOLE                    10228
Johnson and Johnson Inc.       COM              478160104     6279   113337 SH       SOLE                   113337
Liberty Media Corp.            COM              530718105     2797   220228 SH       SOLE                   211478              8750
Lifepoint Hospitals, Inc.      COM              53219l109      877    19931 SH       SOLE                    19931
Longview Fibre Co.             COM              543213102      101    10000 SH       SOLE                    10000
Marsh & McLennan Companies, In COM              571748102      210     2170 SH       SOLE                     2170
McDonalds Corp.                COM              580135101      501    18450 SH       SOLE                    18450
Medtronic                      COM              585055106      879    20200 SH       SOLE                    20200
Merck & Company Inc.           COM              589331107     2655    39861 SH       SOLE                    39861
Microsoft Corporation          COM              594918104     3890    76020 SH       SOLE                    72020              4000
Molex Inc. - Class A           COM              608554200     5086   209292 SH       SOLE                   202890              6402
National Commerce Financial Co COM              63545P104      232     8900 SH       SOLE                     8900
Nokia                          COM              654902204      376    24000 SH       SOLE                    24000
Pfizer Inc.                    COM              717081103     5224   130273 SH       SOLE                   130073               200
Philip Morris Companies Inc.   COM              718154107      347     7180 SH       SOLE                     7180
Procter & Gamble Co.           COM              742718109      289     3965 SH       SOLE                     3965
Pulte Corp                     COM              745867101     1095    35739 SH       SOLE                    35739
Republic Services Inc          COM              760759100     2559   157950 SH       SOLE                   157350               600
Royal Dutch Petroleum Co.      COM              780257804      305     6070 SH       SOLE                     6070
SBC Communications, Inc.       COM              78387g103     3263    69259 SH       SOLE                    69259
Schering Plough Corp.          COM              806605101      525    14150 SH       SOLE                    14150
Schlumberger Ltd.              COM              806857108     4739   103703 SH       SOLE                   102553              1150
Shoneys Inc.                   COM              825039100      106   354308 SH       SOLE                   354308
Sun Microsystems, Inc.         COM              866810104      253    30638 SH       SOLE                    30638
SunGard Data Systems, Inc.     COM              867363103     4754   203444 SH       SOLE                   203044               400
SunTrust Banks Inc.            COM              867914103     1971    29590 SH       SOLE                    29590
Sysco Corp.                    COM              871829107    10641   416650 SH       SOLE                   406150             10500
Texaco Inc.                    COM              881694103      271     4165 SH       SOLE                     4165
Transocean Sedco Forex Inc.    COM              G90078109     1320    49995 SH       SOLE                    49802               193
Triad Hospitals, Inc.          COM              89579k109      458    12941 SH       SOLE                    12941
Tyco International, Ltd.       COM              902124106    10400   228571 SH       SOLE                   222417              6154
United Parcel Service          COM              911312106     1452    27925 SH       SOLE                    27925
United Technologies Corp.      COM              913017109     2561    55075 SH       SOLE                    51875              3200
Verizon Communicatons          COM              92343v104     2017    37273 SH       SOLE                    36973               300
Viacom- Cl. B                  COM              925524308     2053    59504 SH       SOLE                    59304               200
Wachovia Corp.                 COM              929903102      281     9054 SH       SOLE                     9054
Wal Mart Stores Inc.           COM              931142103     8743   176632 SH       SOLE                   172632              4000
Walt Disney Co.                COM              254687106      882    47362 SH       SOLE                    42862              4500
Wells Fargo & Co.              COM              949746101      410     9220 SH       SOLE                     9020               200
Worldcom, Inc.                 COM              98157d106     2048   136155 SH       SOLE                   132405              3750
Duke Energy Corp. Convertible  PFD CV           264399585      305    11600 SH       SOLE                    11600
Morgan Stanley PERQ 6% (Home D PFD CV           61744y777     1091   108550 SH       SOLE                   108550
Morgan Stanley PERQ 6% (JDS Un PFD CV           61744y769       57    19100 SH       SOLE                    19100
Morgan Stanley PERQ 8% (Nokia) PFD CV           61744y678      130    26100 SH       SOLE                    26100
Morgan Stanley PERQS-EMC Corp. PFD CV           61744y835      370    56500 SH       SOLE                    56500
Morgan Stanley PERQS-Oracle Sy PFD CV           61744y876      342    23600 SH       SOLE                    23600
American Retirement Corp. Subo CONV             028913aa9     3838  4798000 PRN      SOLE                  4648000            150000